Notes and Capital Leases Payable (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Oct. 24, 2013	Dec. 31, 2014
Security and guarantee agreement with the export-import bank	$ 400,000
Interest rate	4.24%
Lease expiration date		Dec. 31, 2016
October 1, 2018 [Member] | De Lage Landon [Member]
Lease expiration date		Oct. 01, 2018
Capital Leases Payables		452
Tangible asset capital lease interest rate		10.00%
November 16, 2016 [Member] | Dell Computers [Member]
Lease expiration date		Nov. 16, 2016
Capital Leases Payables		592
Tangible asset capital lease interest rate		15.09%
December 15, 2016 [Member] | Dell Computers [Member]
Lease expiration date		Dec. 15, 2016
Capital Leases Payables		590
Tangible asset capital lease interest rate		15.09%
January 3, 2017 [Member] | Dell Computers [Member]
Lease expiration date		Jan. 03, 2017
Capital Leases Payables		405
Tangible asset capital lease interest rate		15.09%